UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-03632

Deutsche Tax Free Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 5/31

Date of reporting period: 2/29/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                    as of February 29, 2016 (Unaudited)

Deutsche Intermediate Tax/AMT Free Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 101.0%
Alabama 0.8%
Alabama, State Public School & College Authority Revenue:
Series A, Prerefunded 5/1/2019 @ 100, 5.0%, 5/1/2024	3,000,000	3,390,330
Series B, 5.0%, 1/1/2024	9,680,000	12,039,016
		15,429,346
Alaska 0.4%
Alaska, State Housing Finance Corp., Mortgage Revenue, Series A, 4.0%, 6/1/2040	2,215,000	2,286,943
Alaska, State Housing Finance Corp., State Capital Project Bonds II, Series D, 5.0%, 12/1/2026	5,515,000	6,738,062
		9,025,005
Arizona 2.5%
Arizona, Health Facilities Authority Revenue, Banner Health, Series A, Prerefunded 1/1/2017 @ 100, 5.0%, 1/1/2020	3,000,000	3,115,320
Arizona, State School Facilities Board, Certificates of Participation, Series A, 5.0%, 9/1/2023	3,500,000	4,293,100
Arizona, State Transportation Board Excise Tax Revenue, Maricopa County Regional Area Road, Prerefunded 7/1/2019 @ 100, 5.0%, 7/1/2025	3,000,000	3,413,760
Arizona, State Transportation Board, Excise Tax Revenue, 5.0%, 7/1/2022	6,500,000	7,987,720
Arizona, Water Infrastructure Finance Authority Revenue, Series A, Prerefunded 10/1/2018 @ 100, 5.0%, 10/1/2024	4,000,000	4,441,560
Arizona, Water Infrastructure Finance Authority Revenue, Water Quality, Series A, Prerefunded 10/1/2020 @ 100, 5.0%, 10/1/2030	3,750,000	4,432,163
Chandler, AZ, General Obligation, 4.0%, 7/1/2022	3,000,000	3,499,320
Maricopa County, AZ, Industrial Development Authority, Hospital Facility Revenue, Samaritan Health Services, Series B, ETM, 6.0%, 12/1/2019, INS: NATL	1,690,000	1,871,607
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Series A, 5.0%, 7/1/2028	4,000,000	4,603,160
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, 5.5%, 7/1/2022	2,545,000	2,833,552
Phoenix, AZ, General Obligation, Series B, 5.0%, 7/1/2018	10,000,000	10,622,100
Pima County, AZ, Sewer Revenue, Series A, 5.0%, 7/1/2021	650,000	778,102
		51,891,464
California 7.8%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series F-1, Prerefunded 4/1/2019 @ 100, 5.0%, 4/1/2028	10,000,000	11,305,100
Series F-1, Prerefunded 4/1/2019 @ 100, 5.25%, 4/1/2029	2,500,000	2,845,325
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2029	4,000,000	4,644,360
California, State Department of Water Resources, Center Valley Project, Water Systems, Series AT, 0.31% **, Mandatory Put 12/1/2017 @ 100, 12/1/2035	14,285,000	14,222,289
California, State Economic Recovery, Series A, Prerefunded 7/1/2019 @ 100, 5.25%, 7/1/2021	5,000,000	5,755,700
California, State General Obligation, 5.25%, 10/1/2025	10,000,000	11,525,100
California, State General Obligation, Various Purposes:
5.25%, 9/1/2027	10,000,000	11,957,000
5.75%, 4/1/2027	5,000,000	5,718,950
6.0%, 4/1/2018	1,700,000	1,893,477
6.0%, 3/1/2033	3,765,000	4,471,314
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.25%, 11/1/2021	7,000,000	8,417,220
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.125%, 4/1/2028	2,000,000	2,332,480
California, State Public Works Board, Lease Revenue, Judicial Council Projects, Series A, 5.0%, 3/1/2024	1,000,000	1,217,960
California, University Revenues, Limited Project, Series E, 5.0%, 5/15/2021	5,000,000	5,857,700
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2031	10,000,000	11,527,100
Orange County, CA, Airport Revenue, Series A, 5.25%, 7/1/2025	3,000,000	3,400,680
Sacramento, CA, Municipal Utility District, Electric Revenue, Series U, 5.0%, 8/15/2023, INS: AGMC	7,000,000	7,761,950
San Diego County, CA, Water Authority Revenue, 5.0%, 5/1/2022	1,290,000	1,587,693
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue, Series A, Prerefunded 5/15/2019 @ 100, 5.125%, 5/15/2029	4,000,000	4,534,120
San Diego, CA, Public Facilities Financing Authority, Water Revenue:
Series A, 5.25%, 8/1/2027	5,000,000	5,873,100
Series A, 5.25%, 8/1/2028	5,000,000	5,858,000
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series E, 5.25%, 5/1/2024	9,000,000	10,235,790
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Governmental Purpose:
Series C, 5.0%, 5/1/2025	2,000,000	2,325,500
Series C, 5.0%, 5/1/2026	2,850,000	3,307,510
South Orange County, CA, Public Finance Authority, Special Tax Revenue, Foothill Area, Series A, 5.25%, 8/15/2016, INS: NATL	6,260,000	6,287,544
Ventura County, CA, Certificates of Participation, Public Financing Authority III, 6.0%, 8/15/2026	3,370,000	3,881,027
		158,743,989
Colorado 0.9%
Aurora, CO, Water Improvement Revenue, First Lien, Series A, 5.0%, 8/1/2021, INS: AMBAC	7,000,000	7,442,470
Colorado, Health Facilities Authority Revenue, Sisters Leavenworth, Series A, 5.25%, 1/1/2025	2,500,000	2,863,525
Colorado, State Building Excellent School Today, Certificate of Participation, Series G, 5.0%, 3/15/2025	3,285,000	3,872,358
Colorado, University Enterprise System Revenue, Series A, Prerefunded 6/1/2019 @ 100, 5.5%, 6/1/2023	1,000,000	1,151,770
Denver City & County, CO, Airport Revenue System:
Series B, 5.0%, 11/15/2020	500,000	588,620
Series B, 5.0%, 11/15/2021	500,000	600,855
Series B, 5.0%, 11/15/2022	2,350,000	2,860,260
		19,379,858
Connecticut 0.6%
Connecticut, State General Obligation, Series C, Prerefunded 6/1/2016 @ 100, 5.0%, 6/1/2017, INS: AGMC	3,170,000	3,208,737
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure, Series A, 5.0%, 10/1/2027	8,000,000	9,658,480
		12,867,217
Delaware 0.3%
Delaware, Transportation Authority Revenue, 5.0%, 9/1/2024	5,115,000	5,928,438
District of Columbia 1.0%
District of Columbia, Income Tax Revenue, Series A, 5.0%, 12/1/2023	5,000,000	5,815,050
District of Columbia, Income Tax Secured Revenue, Series B, 0.31% **, 12/1/2017	15,000,000	14,940,150
		20,755,200
Florida 5.1%
Broward County, FL, School Board Certificates of Participation, Series A, 5.0%, 7/1/2023	1,875,000	2,287,219
Broward County, FL, Water & Sewer Utility Revenue, Series A, Prerefunded 10/1/2018 @ 100, 5.0%, 10/1/2024	2,745,000	3,049,530
Dade County, FL, Health Facilities Authority Hospital Revenue, Baptist Hospital of Miami Project, Series A, ETM, 5.75%, 5/1/2021, INS: NATL	2,480,000	2,801,408
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Inc., Series A, 0.01% *, 7/15/2024, LIQ: Fannie Mae	3,000,000	3,000,000
Florida, Citizens Property Insurance Corp., Series A-1, 5.0%, 6/1/2021	5,090,000	6,001,059
Florida, Housing Finance Corp. Revenue, Homeowner Mortgage Special Program, Series A, 5.0%, 7/1/2028	995,000	1,039,646
Florida, State Municipal Power Agency Revenue, Series A, 5.0%, 10/1/2029 (a)	5,000,000	6,064,750
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, 5.0%, 10/1/2021	1,335,000	1,601,800
Jacksonville, FL, Water & Sewer System Revenue, Series A, 5.0%, 10/1/2026	5,000,000	6,132,850
Lee County, FL, School Board Certificates of Participation, Series A, 5.0%, 8/1/2027	4,360,000	5,220,010
Miami-Dade County, FL, Aviation Revenue:
Series A, 5.75%, 10/1/2026	8,000,000	9,306,240
Series B, 5.0%, 10/1/2024	4,000,000	4,625,280
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A-1, 5.5%, 10/1/2025	3,000,000	3,535,290
Series A-1, 5.5%, 10/1/2026	4,400,000	5,166,348
Miami-Dade County, FL, School Board, Certificates of Participation:
Series A, Prerefunded 5/1/2017 @ 100, 5.0%, 5/1/2019, INS: NATL	3,000,000	3,157,650
Series D, 5.0%, 2/1/2029	7,000,000	8,323,630
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2027, INS: AGC	10,000,000	11,586,100
Orlando & Orange County, FL, Expressway Authority Revenue:
Series A, 5.0%, 7/1/2028	7,500,000	8,586,675
Series B, 5.0%, 7/1/2022	2,000,000	2,424,500
South Florida, Water Management District, Certificates of Participation:
Prerefunded 10/1/2016 @ 100, 5.0%, 10/1/2018, INS: AMBAC	4,000,000	4,110,160
5.0%, 10/1/2023	3,000,000	3,688,830
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,662,100
		104,371,075
Georgia 3.5%
Atlanta, GA, Airport Passenger Facility Charge Revenue, Series B, 5.0%, 1/1/2021	8,345,000	9,605,763
Atlanta, GA, Airport Revenue, Series C, 5.75%, 1/1/2023	2,460,000	2,980,757
Atlanta, GA, Metropolitan Rapid Transit Authority, Sales Tax Revenue, Second Indenture, Series B, 0.29% **, Mandatory Put 7/1/2017 @ 100, 7/1/2025	4,285,000	4,279,129
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.0%, 11/1/2022	3,000,000	3,687,000
Series B, 5.25%, 11/1/2027, INS: AGMC	10,000,000	13,098,100
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2029	10,300,000	12,375,347
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare, Series B, 5.5%, 2/15/2029	8,900,000	10,142,440
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	1,705,000	2,054,235
Georgia, Municipal Electric Authority, Combined Cycle Project:
Series A, 5.0%, 11/1/2022	1,000,000	1,223,290
Series A, 5.0%, 11/1/2027	1,000,000	1,151,550
Georgia, Municipal Electric Authority, General Resolution Projects, Series A, 5.25%, 1/1/2019	2,500,000	2,808,625
Georgia, Municipal Electric Authority, Project One, Series A, 5.0%, 1/1/2021	3,420,000	4,037,960
Georgia, State Road & Tollway Authority Revenue, Federal Highway Grant Anticipation Bonds, Series A, 5.0%, 6/1/2021	2,500,000	2,821,425
		70,265,621
Guam 0.1%
Guam, Government Limited Obligation Revenue, Section 30, Series A, 5.375%, 12/1/2024	1,000,000	1,113,040
Hawaii 1.1%
Hawaii, State Airports Systems Revenue:
Series A, 5.25%, 7/1/2027	2,335,000	2,736,316
Series A, 5.25%, 7/1/2028	5,010,000	5,859,496
Series A, 5.25%, 7/1/2029	3,155,000	3,682,705
Hawaii, State General Obligation:
Series DK, 5.0%, 5/1/2021	180,000	196,753
Series DK, Prerefunded 5/1/2018 @ 100, 5.0%, 5/1/2021	8,820,000	9,648,551
		22,123,821
Illinois 4.6%
Chicago, IL, O'Hare International Airport Revenue:
Series B, 5.0%, 1/1/2029	5,000,000	5,955,050
Series C, 5.25%, 1/1/2030, INS: AGC	10,000,000	11,325,600
Series D, 5.0%, 1/1/2023	6,540,000	7,904,244
Illinois, Municipal Electric Agency Power Supply, Series A, Prerefunded 2/1/2017 @ 100, 5.25%, 2/1/2018, INS: NATL	2,000,000	2,089,480
Illinois, Railsplitter Tobacco Settlement Authority Revenue:
5.0%, 6/1/2019	3,500,000	3,910,410
5.25%, 6/1/2020	3,000,000	3,466,950
Illinois, Regional Transportation Authority, Series A, 5.5%, 7/1/2024, INS: NATL	5,000,000	6,351,100
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2026	6,330,000	7,739,185
Illinois, State Municipal Electric Agency, Power Supply Revenue, Series A, 5.0%, 2/1/2028	10,000,000	11,962,400
Illinois, State Toll Highway Authority Revenue:
Series A, 5.0%, 1/1/2027	1,250,000	1,457,250
Series A, 5.0%, 1/1/2028	1,250,000	1,450,400
Series A-1, 5.25%, 1/1/2030	5,000,000	5,662,800
Series D, 5.0%, 1/1/2024	11,840,000	14,501,158
Illinois, Will, Grundy Etc. Counties, Community College District Number 525, Joliet Jr. College, 6.25%, 6/1/2021	1,000,000	1,118,950
Rockford-Concord Commons, IL, Housing Facility, Concord Commons Project, Series A, 6.15%, 11/1/2022	820,000	822,665
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2029	3,500,000	4,131,610
University of Illinois, Higher Education Revenue, Auxiliary Facilities System, Series A, 5.5%, 4/1/2016, INS: AMBAC	3,580,000	3,596,611
		93,445,863
Indiana 1.7%
Indiana, State Finance Authority Hospital Revenue, State University Health Obligation Group, Series B, 0.01% *, 12/1/2031, LOC: BMO Harris Bank NA	4,525,000	4,525,000
Indiana, State Finance Authority Revenue, Green Bonds, Series B, 5.0%, 2/1/2023	4,285,000	5,318,628
Indiana, State Finance Authority Revenue, State Revolving Fund Program, Series B, 5.0%, 2/1/2029	2,240,000	2,589,440
Indiana, Transportation Finance Authority Highway Revenue, Series A, 5.5%, 12/1/2022	10,000,000	12,162,300
Indiana, Wastewater Utility Revenue, CWA Authority Project, Series A, 5.0%, 10/1/2027	1,565,000	1,861,160
Indianapolis, IN, Local Public Improvement Bond Bank, Series K, 5.0%, 6/1/2026	5,355,000	6,199,109
Jasper County, IN, Pollution Control Revenue, Northern Indiana Public Service, Series C, 5.85%, 4/1/2019, INS: NATL	2,000,000	2,249,160
		34,904,797
Iowa 1.5%
Iowa, State Finance Authority Revenue, Green Bonds, State Revolving Fund, 5.0%, 8/1/2024	15,000,000	18,995,400
Iowa, State Finance Authority, Health Facilities Revenue, Iowa Health System, 5.25%, 2/15/2029, INS: AGC	10,000,000	11,060,300
		30,055,700
Kansas 0.7%
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health, 5.5%, 11/15/2022	4,470,000	5,137,639
Kansas, State Development Finance Authority Revenue, Sisters Leavenworth, Series A, 5.25%, 1/1/2025	7,500,000	8,554,275
		13,691,914
Kentucky 0.5%
Kentucky, Asset/Liability Commission Agency Revenue, Federal Highway Trust, First Series, 5.25%, 9/1/2019, INS: NATL	1,000,000	1,142,810
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., Series A, 0.01% *, 10/1/2039, LOC: JPMorgan Chase Bank NA	2,400,000	2,400,000
Louisville & Jefferson County, KY, Metropolitan Government Revenue, Catholic Health Initiatives:
Series A, 5.0%, 12/1/2023	2,600,000	3,083,730
Series A, 5.0%, 12/1/2024	3,000,000	3,523,080
		10,149,620
Louisiana 0.2%
Louisiana, Local Government Environmental Facilities & Community Development Authority, LCTCS Facilities Corp. Project, Series B, 5.0%, 10/1/2027, INS: AGC	1,365,000	1,534,997
Louisiana, Regional Transit Authority, Sales Tax Revenue, 5.0%, 12/1/2025, INS: AGMC	1,550,000	1,787,724
		3,322,721
Maine 0.4%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.25%, 7/1/2031	8,040,000	9,178,142
Maryland 1.5%
Carroll County, MD, General Obligation, 5.0%, 11/1/2022	5,330,000	6,610,639
Maryland, General Obligation, State & Local Facilities Loan, Series 2, Prerefunded 8/1/2017 @ 100, 5.0%, 8/1/2019	5,000,000	5,316,100
Montgomery County, MD, General Obligation, Series B, 5.0%, 11/1/2022	15,000,000	18,571,500
		30,498,239
Massachusetts 3.4%
Massachusetts, Metropolitan Boston Transit Parking Corp., Systemwide Parking Revenue, Senior Lien, 5.0%, 7/1/2028	3,760,000	4,408,487
Massachusetts, State Consolidated Loan, Series D-2, 0.31% **, Mandatory Put 8/1/2017 @ 100, 8/1/2043	15,000,000	14,917,500
Massachusetts, State Development Finance Agency Revenue, Series H-1, 5.0%, 7/1/2022	2,740,000	3,273,889
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series B-3, 5.0%, 1/1/2022	9,210,000	10,993,977
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series M-3, 0.56% **, Mandatory Put 1/30/2018 @ 100, 7/1/2038	4,950,000	4,937,179
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2022	7,000,000	8,594,460
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 6.0%, 7/1/2024	5,000,000	5,735,300
Massachusetts, State Housing Finance Agency, Series 162, 2.75%, 12/1/2041	965,000	993,130
Massachusetts, State School Building Authority, Sales Tax Revenue, Series B, 5.0%, 10/15/2027	7,000,000	8,324,400
Massachusetts, State Water Resources Authority, Series C, 5.0%, 8/1/2029	6,000,000	7,144,440
		69,322,762
Michigan 3.1%
Brighton, MI, School District General Obligation, Series II, Zero Coupon, 5/1/2016, INS: AMBAC	5,000,000	4,996,300
Detroit, MI, City School District Building & Site:
Series A, 5.0%, 5/1/2020	3,110,000	3,544,529
Series A, 5.0%, 5/1/2021	2,100,000	2,438,331
Michigan, State Building Authority Revenue, Facilities Program:
Series I, 5.0%, 4/15/2027	11,225,000	13,799,230
Series II-A, 5.0%, 10/15/2024	1,610,000	1,890,639
Michigan, State Finance Authority Revenue, Trinity Health Corp., 5.5%, 12/1/2026	2,000,000	2,532,160
Michigan, State Finance Authority Revenue, Unemployment Obligation Assessment, Series B, 5.0%, 7/1/2021	11,825,000	13,031,741
Michigan, State Hospital Finance Authority Revenue, Ascension Health Credit Group, 5.0%, 11/15/2027	2,250,000	2,763,675
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series B, 5.0%, 11/15/2025	5,920,000	6,686,285
Michigan, State Housing Development Authority, Multi-Family Housing Revenue, Berrien Woods III, Series A, AMT, 0.04% *, 7/1/2032, LOC: Citibank NA	1,170,000	1,170,000
Michigan, State Trunk Line, 5.0%, 11/1/2024	3,000,000	3,381,360
University of Michigan, State University Revenues, Series E, 0.44% **, Mandatory Put 4/2/2018 @ 100, 4/1/2033	7,000,000	6,952,540
		63,186,790
Minnesota 0.9%
Minneapolis & St. Paul, MN, Metropolitan Airports Commission, Airport Revenue:
Series A, 5.0%, 1/1/2027	2,000,000	2,390,000
Series A, 5.0%, 1/1/2028	3,500,000	4,149,355
Minnesota, State General Fund Revenue, Series B, 5.0%, 3/1/2023	5,945,000	7,227,990
Minnesota, State General Obligation, Prerefunded 6/1/2016 @ 100, 5.0%, 6/1/2020	4,535,000	4,590,554
		18,357,899
Mississippi 1.0%
Mississippi, Development Bank Special Obligation, Department of Corrections:
Series C, 5.25%, 8/1/2027	6,110,000	7,038,415
Series D, 5.25%, 8/1/2027	5,000,000	5,759,750
Mississippi, Home Corp., Single Family Mortgage Revenue, Series C-1, 5.6%, 6/1/2038	1,065,000	1,108,388
Mississippi, State Gaming Tax Revenue, Series E, 5.0%, 10/15/2028	4,755,000	5,717,079
		19,623,632
Missouri 0.4%
Cape Girardeau County, MO, Industrial Development Authority, St. Francis Medical Center:
Series A, 5.0%, 6/1/2022	1,570,000	1,872,869
Series A, 5.0%, 6/1/2023	1,375,000	1,624,150
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Washington University, Series A, ETM, 5.5%, 6/15/2016	3,200,000	3,248,704
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program, Series D, 4.8%, 3/1/2040	705,000	743,401
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Special Homeownership Loan Program Market Bonds, Series E-1, 5.0%, 11/1/2027	480,000	513,053
		8,002,177
Nebraska 0.3%
Nebraska, State Investment Finance Authority, Single Family Housing Revenue:
Series C, 4.5%, 9/1/2043	4,790,000	4,875,933
Series E, 3.0%, 3/1/2043	1,440,000	1,461,240
		6,337,173
Nevada 1.5%
Clark County, NV, Board Bank:
5.0%, 6/1/2024	3,040,000	3,427,296
5.0%, 6/1/2025	3,190,000	3,592,036
Clark County, NV, Flood Control, 5.0%, 11/1/2022	3,215,000	3,964,706
Clark County, NV, General Obligation, Series A, 5.0%, 12/1/2026	3,025,000	3,457,605
Las Vegas Valley, NV, Water District:
Series A, 5.0%, 6/1/2027	2,000,000	2,479,660
Series B, 5.0%, 12/1/2027	2,500,000	3,093,625
Series C, 5.0%, 9/15/2027	4,355,000	5,422,802
Washoe County, NV, School District, Series A, 5.0%, 6/1/2026	4,855,000	5,971,747
		31,409,477
New Hampshire 0.1%
New Hampshire, State Turnpike Systems, Series B, 5.0%, 2/1/2024	1,775,000	2,102,630
New Jersey 2.3%
New Jersey, State Economic Development Authority Revenue:
5.0%, 6/15/2020	2,500,000	2,758,250
5.0%, 6/15/2021	2,500,000	2,785,825
5.0%, 6/15/2023	4,000,000	4,408,680
New Jersey, State Economic Development Authority Revenue, School Facilities Construction, Series W, Prerefunded 3/1/2018 @ 100, 5.0%, 3/1/2019	3,000,000	3,261,210
New Jersey, State Health Care Facilities Financing Authority Revenue, Princeton Healthcare System, Series A, 5.0%, 7/1/2024	2,000,000	2,416,860
New Jersey, State Transportation Trust Fund Authority:
Series B, 5.25%, 6/15/2025	5,000,000	5,458,300
Series B, 5.25%, 6/15/2026	5,000,000	5,438,500
New Jersey, State Turnpike Authority Revenue:
Series B-2, 0.71% **, Mandatory Put 1/1/2017 @ 100, 1/1/2024	11,250,000	11,249,775
Series B, 5.0%, 1/1/2028	7,870,000	9,256,379
		47,033,779
New Mexico 0.1%
New Mexico, Mortgage Finance Authority, Single Family Mortgage:
“I”, Series B-2, 5.65%, 9/1/2039	285,000	300,276
"I", Series D, 5.35%, 9/1/2040	575,000	611,144
"I", Series E, 5.3%, 9/1/2040	685,000	708,023
		1,619,443
New York 12.2%
Nassau County, NY, Sewer & Storm Water Finance Authority Systems Revenue, Series A, 5.0%, 10/1/2023	3,000,000	3,762,060
New York, Metropolitan Transportation Authority Revenue:
Series B-2, 5.0%, 11/15/2021	5,000,000	6,014,650
Series D-2B, 0.894% **, Mandatory Put 5/15/2018 @ 100, 11/1/2032, INS: AGMC	4,200,000	4,191,558
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-2B, 0.59% **, Mandatory Put 11/1/2019 @ 100, 11/1/2031	5,000,000	4,960,300
New York, Sales Tax Asset Receivable Corp., Fiscal 2015, Series A, 5.0%, 10/15/2026	5,930,000	7,456,797
New York, State Dormitory Authority Revenues, Non State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, 5.0%, 5/1/2028	8,820,000	10,650,591
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Mount Sinai School of Medicine, Series A, 5.0%, 7/1/2021	1,000,000	1,154,670
New York, State Dormitory Authority, Sales Tax Revenue, Series A, 5.0%, 3/15/2022	5,000,000	6,118,250
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series A, Prerefunded 3/15/2017 @ 100, 5.0%, 3/15/2019	5,000,000	5,238,750
Series A, 5.0%, 2/15/2022	2,065,000	2,495,656
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2029	10,000,000	11,922,400
New York, State Housing Finance Agency Revenue, 600 West 42nd Street, Series A, 0.01% *, 5/15/2041, LIQ: Fannie Mae	33,900,000	33,900,000
New York, State Housing Finance Agency Revenue, Dock Street Rental LLC, Series A, 0.01% *, 11/1/2046, LOC: Wells Fargo Bank NA	19,300,000	19,300,000
New York, State Housing Finance Agency, Admiral Halsey Senior Apartments, Series A, AMT, 0.03% *, 5/1/2037, LOC: Citibank NA	2,750,000	2,750,000
New York, State Thruway Authority Revenue:
Series 2800, 0.02% *, 4/1/2020, LIQ: Credit Suisse	13,865,000	13,865,000
Series J, 5.0%, 1/1/2028	10,000,000	12,053,600
New York, Tobacco Settlement Financing Corp. Revenue, Asset Backed, Series B, 5.0%, 6/1/2020	1,250,000	1,265,450
New York City, NY, Health & Hospital Corp., Health Systems, Series D, 0.01% *, 2/15/2026, LOC: JPMorgan Chase Bank NA	1,130,000	1,130,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Casa Facility, 0.03% *, 3/1/2020, LOC: Chase Manhattan Bank	14,000,000	14,000,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Series AA, 5.0%, 6/15/2021	8,145,000	8,978,804
Series AA, Prerefunded 6/15/2018 @ 100, 5.0%, 6/15/2021	1,855,000	2,042,466
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series B1, 5.0%, 11/1/2027	750,000	918,728
Series B1, 5.0%, 11/1/2028	1,175,000	1,430,598
Series B1, 5.0%, 11/1/2029	935,000	1,131,883
Series D-1, 5.0%, 11/1/2028	9,715,000	11,576,491
Series E-1, 5.0%, 2/1/2029	3,055,000	3,597,385
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Series S-2, 5.0%, 7/15/2028	6,750,000	8,329,162
New York, NY, General Obligation:
Series B, 5.0%, 8/1/2026	2,870,000	3,543,675
Series C, 5.0%, 8/1/2027	5,000,000	6,135,300
Series D-1, 5.0%, 8/1/2029	8,620,000	10,446,147
Series F, 5.0%, 8/1/2024	9,000,000	10,836,450
Series J, 5.0%, 8/1/2023	6,250,000	7,725,812
Triborough, NY, Bridge & Tunnel Authority Revenues:
Series A, 5.0%, 11/15/2028	4,975,000	5,964,179
Series ABCD-4, 0.36% **, 1/1/2018, INS: AGMC	3,665,000	3,656,241
		248,543,053
North Carolina 2.2%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,000,000	1,147,660
North Carolina, Eastern Municipal Power Agency Systems Revenue, Series B, Prerefunded 1/1/2019 @ 100, 5.0%, 1/1/2026	4,200,000	4,706,100
North Carolina, State Capital Improvement Obligation, Series A, 5.0%, 5/1/2024	10,745,000	12,417,459
North Carolina, State Limited Obligation:
Series B, 5.0%, 6/1/2024	10,000,000	12,535,200
Series C, 5.0%, 5/1/2022	5,000,000	6,110,450
North Carolina, State Municipal Power Agency No. 1, Catawba Electric Revenue, Series A, 5.0%, 1/1/2028	5,750,000	7,041,738
		43,958,607
North Dakota 0.1%
Fargo, ND, Sanford Health Systems Revenue, 5.5%, 11/1/2021	1,250,000	1,526,050
Ohio 3.1%
Cleveland, OH, Airport Systems Revenue:
Series A, 5.0%, 1/1/2027	3,000,000	3,398,040
Series A, 5.0%, 1/1/2031, INS: AGMC	1,000,000	1,164,360
Columbus, OH, General Obligation, Series 1, 5.0%, 7/1/2023	5,125,000	6,401,535
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series D, 5.0%, 11/15/2024	2,800,000	3,286,668
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2021	1,300,000	1,507,051
Ohio, State Capital Facilities Lease Appropriation-Administration Building Fund Projects, Series A, 5.0%, 10/1/2022	2,355,000	2,895,543
Ohio, State Higher Educational Facility Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2021	2,150,000	2,338,770
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems 2010 Project, 5.5%, 11/15/2030, INS: AGMC	5,000,000	5,703,250
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series E, 5.0%, 9/1/2039	405,000	422,690
Ohio, State Infrastructure Improvement, Series A, 5.0%, 9/1/2023	12,000,000	14,986,800
Ohio, State Solid Waste Revenue, Republic Services, Inc. Project, 0.48% **, Mandatory Put 6/1/2016 @ 100, 11/1/2035	18,500,000	18,500,000
Ohio, State Turnpike Commission, Infrastructure Projects, Series A-1, 5.25%, 2/15/2029	1,310,000	1,576,415
		62,181,122
Oregon 1.8%
Clackamas County, OR, North Clackamas School District No. 12, Convertible Deferred Interest, Series B, Prerefunded 6/15/2017 @ 100, 5.0%, 6/15/2027, INS: AGMC	6,535,000	6,914,422
Oregon, State Department of Administrative Services Lottery Revenue:
Series A, 5.25%, 4/1/2028	2,000,000	2,398,160
Series C, 5.0%, 4/1/2023	2,000,000	2,486,200
Series E, 5.0%, 4/1/2023	2,020,000	2,511,062
Oregon, State General Obligation:
Series J, 5.0%, 5/1/2029	5,425,000	6,350,777
Series L, 5.0%, 5/1/2025	3,000,000	3,595,050
Port of Portland, OR, Airport Revenue, Passenger Facility Charge, Portland International Airport:
Series A, 5.5%, 7/1/2026	4,025,000	4,688,360
Series A, 5.5%, 7/1/2029	7,000,000	8,058,400
		37,002,431
Pennsylvania 1.9%
Pennsylvania, Commonwealth Financing Authority Revenue, Series B-1, 5.0%, 6/1/2026	7,000,000	8,359,050
Pennsylvania, Commonwealth Systems of Higher Education, University of Pittsburgh Capital Project, Series B, 5.5%, 9/15/2024	1,000,000	1,139,640
Pennsylvania, Saint Mary Hospital Authority, Health System Revenue, Catholic Health East, Series A, 5.0%, 11/15/2021	8,000,000	9,337,920
Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group, Series A, 5.0%, 2/1/2028	3,000,000	3,568,650
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue, Series B, 5.0%, 7/1/2021	2,215,000	2,386,995
Pennsylvania, State Turnpike Commission Revenue:
Series B, 1.16% **, 12/1/2019	500,000	504,000
Series B-1, 0.89% **, 12/1/2020	3,000,000	2,993,580
Series C, 5.0%, 12/1/2028	2,950,000	3,509,969
Series C, 5.5%, 12/1/2026	2,120,000	2,646,481
Series C, 5.5%, 12/1/2027	2,820,000	3,494,628
Series C, 5.5%, 12/1/2028	1,000,000	1,228,860
Philadelphia, PA, Redevelopment Authority, Multi-Family Housing Revenue, Woodstock, 5.45%, 2/1/2023	355,000	359,143
		39,528,916
Puerto Rico 0.0%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A, Prerefunded 8/1/2019 @ 100, 5.5%, 8/1/2028	45,000	52,046
Rhode Island 0.2%
Rhode Island, State & Providence Plantations, Construction Capital Development Loan, Series A, 5.0%, 8/1/2017, INS: AGMC	5,000,000	5,101,650
South Carolina 1.0%
Beaufort County, SC, School District, Series A, 5.0%, 3/1/2023	7,360,000	9,106,822
Berkeley County, SC, School District Installment Purchase Revenue, Securing Assets for Education, Series A, 5.0%, 12/1/2026	2,000,000	2,457,600
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2025	2,755,000	3,184,229
South Carolina, Beaufort-Jasper Water & Sewer Authority, Waterworks & Sewer System Revenue:
Series B, 5.0%, 3/1/2023 (a)	1,880,000	2,193,716
Series B, 5.0%, 3/1/2024 (a)	500,000	589,305
South Carolina, SCAGO Educational Facilities Corp. for Pickens School District, 5.0%, 12/1/2026	2,970,000	3,603,709
		21,135,381
Tennessee 0.5%
Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, 3.0%, 7/1/2038	5,440,000	5,670,602
Tennessee, State Housing Development Agency, Homeownership Program:
Series 1C, 4.5%, 7/1/2037	1,830,000	1,954,788
Series 2C, 4.0%, 7/1/2038	1,750,000	1,863,417
		9,488,807
Texas 20.4%
Allen, TX, Independent School District, 5.0%, 2/15/2025	1,640,000	1,926,852
Comal, TX, Independent School District, School Building Improvements:
Series A, 5.25%, 2/1/2020	40,000	43,308
Series A, Prerefunded 2/1/2018 @ 100, 5.25%, 2/1/2020	2,290,000	2,492,871
Cypress-Fairbanks, TX, Independent School District, School House Building:
5.0%, 2/15/2019	45,000	47,046
Prerefunded 2/15/2017 @ 100, 5.0%, 2/15/2019	1,255,000	1,304,071
5.0%, 2/15/2021	65,000	67,930
Prerefunded 2/15/2017 @ 100, 5.0%, 2/15/2021	1,785,000	1,854,794
Dallas, TX, Independent School District, Series A, 4.0%, 2/15/2029 (a)	12,710,000	14,225,540
Dallas, TX, Waterworks & Sewer Systems Revenue:
5.0%, 10/1/2029	4,000,000	4,688,840
5.0%, 10/1/2030	5,000,000	5,792,400
Dallas-Fort Worth, TX, International Airport Revenue, Series B, 5.0%, 11/1/2028	5,000,000	5,800,250
Duncanville, TX, Independent School District, 5.0%, 2/15/2028	5,645,000	6,926,697
El Paso, TX, Independent School District, School Building Improvements:
5.0%, 8/15/2022	680,000	752,107
Prerefunded 8/15/2018 @ 100, 5.0%, 8/15/2022	4,205,000	4,648,417
Fort Bend County, TX, General Obligation:
Series B, 5.0%, 3/1/2027	4,470,000	5,508,739
Series B, 5.0%, 3/1/2028	7,800,000	9,549,306
Fort Bend, TX, Independent School District, 5.0%, 8/15/2026	2,000,000	2,208,460
Fort Worth, TX, Independent School District, School Building, 5.0%, 2/15/2028	9,210,000	10,576,764
Grand Prairie, TX, Independent School District, 4.0%, 8/15/2027	7,525,000	8,649,987
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Hospital Health System, Series B, 0.59% **, Mandatory Put 12/1/2019 @ 100, 12/1/2042	6,000,000	5,936,280
Harris County, TX, Flood Control District, Contract Tax Revenue:
Series A, 5.0%, 10/1/2029	5,000,000	5,875,750
Series B, 5.0%, 10/1/2028	5,000,000	6,218,900
Harris County, TX, Hospital District Revenue, Senior Lien, 0.01% *, 2/15/2042, LOC: JPMorgan Chase Bank NA	25,000,000	25,000,000
Harris County, TX, Metropolitan Transit Authority, Sales & Use Tax, Series A, 5.0%, 11/1/2031	2,795,000	3,279,262
Harris County, TX, Permanent Improvement, Series A, 5.0%, 10/1/2028	10,000,000	11,722,100
Houston, TX, Airport Systems Revenue:
Series A, 5.25%, 7/1/2029	8,000,000	8,797,680
Series B, 5.0%, 7/1/2026	4,000,000	4,714,560
Series B, 5.0%, 7/1/2027	9,600,000	11,138,976
Houston, TX, Independent School District, Series A-1, 3.0% **, Mandatory Put 6/1/2016 @ 100, 6/1/2039	19,000,000	19,137,750
Houston, TX, Port Authority, Series A, 5.0%, 10/1/2023	4,565,000	5,691,185
Houston, TX, Public Improvement:
Series A, 5.0%, 3/1/2022	4,000,000	4,853,760
Series A, 5.0%, 3/1/2026	8,000,000	8,948,240
Houston, TX, Utility System Revenue, SIFMA Index, Series A, 0.91% **, Mandatory Put 5/1/2020 @ 100, 5/15/2034	12,000,000	11,947,680
Houston, TX, Utility Systems Revenue:
Series A, 5.25%, 11/15/2028	2,500,000	2,977,075
Series C, 5.0%, 5/15/2022	2,000,000	2,441,060
Series D, 5.0%, 11/15/2028	3,560,000	4,383,001
Humble, TX, Independent School District, School Building, Series A, 5.0%, 2/15/2029	1,335,000	1,554,888
Katy, TX, Independent School District:
Series A, 5.0%, 2/15/2028	6,210,000	7,664,817
Series B, 5.0%, 2/15/2027	3,020,000	3,737,914
Lewisville, TX, Independent School District, School Building, 5.0%, 8/15/2026	6,360,000	7,119,511
Longview, TX, Independent School District, School Building Improvements:
5.0%, 2/15/2022	1,735,000	1,920,333
Prerefunded 8/15/2018 @ 100, 5.0%, 2/15/2022	265,000	292,875
Lubbock, TX, General Obligation, 5.0%, 2/15/2029	2,000,000	2,339,720
Magnolia, TX, Independent School District:
4.0%, 8/15/2029 (a)	1,255,000	1,407,872
4.0%, 8/15/2030 (a)	1,305,000	1,452,635
North Texas, Tollway Authority Revenue:
Series A, 5.0%, 1/1/2027	1,945,000	2,342,111
Series A, 5.0%, 1/1/2028	1,150,000	1,375,688
Series B, 5.0%, 1/1/2029	2,845,000	3,418,324
North Texas, Tollway Authority Revenue, First Tier:
Series A, 5.0%, 1/1/2025	1,480,000	1,799,414
Series A, 6.0%, 1/1/2022	865,000	943,265
Series A, Prerefunded 1/1/2018 @ 100, 6.0%, 1/1/2022	6,135,000	6,729,788
North Texas, Tollway Authority Revenue, Special Projects Systems:
Series A, 5.5%, 9/1/2028	1,240,000	1,508,237
Series D, 5.25%, 9/1/2027	9,080,000	10,990,341
Plano, TX, General Obligation, 5.0%, 9/1/2029	1,635,000	1,851,229
San Antonio, TX, Electric & Gas Revenue, Series A, 5.25%, 2/1/2026	7,000,000	7,876,400
San Antonio, TX, Water Systems Revenue, Junior Lien, Series E, 5.0%, 5/15/2027	1,900,000	2,304,814
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Texas Health Resources:
Series A, 5.0%, 2/15/2018	2,000,000	2,090,160
Series A, 5.0%, 2/15/2019	2,480,000	2,591,302
Series A, 5.0%, 2/15/2020	6,180,000	6,457,358
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, Prerefunded 8/15/2020 @ 100, 5.25%, 8/15/2023	2,500,000	2,968,175
Tarrant, TX, Regional Water District Revenue, 5.0%, 3/1/2024	4,955,000	6,174,822
Texas, Dallas-Fort Worth International Airport Revenue:
Series A, 5.0%, 11/1/2018	1,000,000	1,109,300
Series A, 5.0%, 11/1/2019	1,250,000	1,429,800
Series C, 5.0%, 11/1/2025	4,605,000	5,361,187
Series C, 5.0%, 11/1/2026	3,290,000	3,820,282
Series D, 5.0%, 11/1/2024	2,250,000	2,625,570
Texas, Grapevine-Colleyville Independent School District Building, 5.0%, 8/15/2031	3,465,000	4,010,183
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.25%, 8/1/2017, GTY: The Goldman Sachs Group, Inc.	5,690,000	6,012,851
5.5%, 8/1/2020, GTY: The Goldman Sachs Group, Inc.	3,790,000	4,361,001
Texas, State Department of Housing & Community Affairs, Residential Mortgage Revenue, Series A, 5.375%, 1/1/2039	1,815,000	1,882,881
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	8,265,000	10,084,788
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue, 5.0%, 12/15/2022, GTY: Macquarie Group Ltd.	5,000,000	5,865,450
Texas, State Transportation Commission, Series A, 5.0%, 10/1/2028	5,000,000	6,156,100
Texas, State Transportation Commission Mobility Fund, Series B, 0.39% **, Mandatory Put 10/1/2018 @ 100, 10/1/2041	5,000,000	4,960,400
Texas, State Transportation Commission Revenue, First Tier, Prerefunded 4/1/2017 @ 100, 5.0%, 4/1/2022	10,000,000	10,490,300
Texas, State Transportation Commission, State Highway Fund Revenue, Series B, 0.36% **, Mandatory Put 4/1/2017 @ 100, 4/1/2032	3,000,000	2,998,680
Texas, State University Systems Financing Revenue, Series A, 5.0%, 3/15/2027	4,000,000	4,910,280
Texas, State Veterans Housing Assistance Program, Fund II, Series A, 5.25%, 12/1/2023	4,000,000	4,567,320
Texas, Water Development Board Revenue, State Revolving Fund:
Series A, 5.0%, 7/15/2020	3,150,000	3,352,262
Series B, 5.25%, 7/15/2021	3,000,000	3,202,470
West Harris County, TX, Regional Water Authority, Water Systems Revenue:
5.0%, 12/15/2026	2,640,000	2,985,338
5.0%, 12/15/2027	2,770,000	3,123,591
5.0%, 12/15/2028	2,905,000	3,275,823
		415,625,488
Utah 0.2%
Riverton, UT, Hospital Revenue, IHC Health Services, Inc., 5.0%, 8/15/2020	2,825,000	3,224,568
Virgin Islands 0.1%
Virgin Islands, Public Finance Authority Revenue, Series B, 5.0%, 10/1/2019	1,250,000	1,395,313
Virginia 1.3%
Fairfax County, VA, Public Improvement, Series A, 4.0%, 10/1/2024	9,450,000	11,198,534
Virginia, Hampton Roads, Sanitation District Wastewater Revenue, Series A, 5.0%, 8/1/2031 (a)	11,735,000	14,497,184
		25,695,718
Washington 5.5%
King County, WA, Public Hospital District No. 2, 5.0%, 12/1/2022	6,865,000	8,426,513
Port of Seattle, WA, Revenue Bond, Series B, 5.0%, 3/1/2022	1,250,000	1,511,063
Seattle, WA, Municipal Light & Power Revenue:
Series B-1, 0.69% **, Mandatory Put 11/1/2018 @ 100, 5/1/2045	6,000,000	6,000,000
Series B, 5.0%, 2/1/2025	7,250,000	8,294,072
Seattle, WA, Water System Revenue:
Prerefunded 2/1/2018 @ 100, 5.0%, 2/1/2020	3,870,000	4,194,383
5.0%, 2/1/2025, INS: AGMC	3,195,000	3,326,091
Prerefunded 2/1/2017 @ 100, 5.0%, 2/1/2025, INS: AGMC	2,500,000	2,605,625
Washington, Energy Northwest Electric Revenue, Project No. 1, Series A, 5.0%, 7/1/2028	5,000,000	6,156,950
Washington, State Economic Development Finance Authority, Solid Waste Dispensary Revenue, Waste Management, Inc., Series D, 144A, 1.25%, 11/1/2017	3,000,000	3,023,820
Washington, State General Obligation:
Series 2011-A, 5.0%, 8/1/2028	15,000,000	17,598,000
Series 2011-A, 5.0%, 8/1/2031	17,845,000	20,715,011
Series A, 5.0%, 8/1/2032	14,000,000	16,329,880
Series R-2015-C, 5.0%, 7/1/2030	3,095,000	3,724,152
Washington, State Housing Finance Commission, Homeownership Program, Series A, 4.7%, 10/1/2028	495,000	524,844
Washington, State Motor Vehicle Fuel Tax:
Series B, Prerefunded 7/1/2017 @ 100, 5.0%, 7/1/2025, INS: AGMC	2,000,000	2,119,800
Series 2010-B, 5.0%, 8/1/2027	6,000,000	6,814,860
		111,365,064
Wisconsin 2.2%
Milwaukee, WI, Redevelopment Authority Revenue, Wisconsin Montessori Society, Inc., 0.01% *, 7/1/2021, LOC: U.S. Bank NA	750,000	750,000
Wisconsin, State Clean Water Revenue:
Series 1, 5.0%, 6/1/2031	2,500,000	2,878,325
Series 3, Prerefunded 6/1/2018 @ 100, 5.5%, 6/1/2025	5,000,000	5,541,650
Wisconsin, State General Appropriation Revenue, Series A, 6.0%, 5/1/2026	5,000,000	5,790,000
Wisconsin, State General Obligation:
Series 1, 5.0%, 5/1/2027	3,000,000	3,636,450
Series A, 5.0%, 5/1/2031 (a)	10,000,000	12,137,300
Series A, Prerefunded 5/1/2021 @ 100, 5.25%, 5/1/2026	3,500,000	4,225,410
Wisconsin, State Health & Educational Facilities Authority Revenue, Children's Hospital of Wisconsin, Series B, 5.375%, 8/15/2024	1,000,000	1,142,480
Wisconsin, State Transportation Revenue:
Series 2, 5.0%, 7/1/2023	2,500,000	3,112,800
Series 2, 5.0%, 7/1/2026	5,000,000	6,240,350
		45,454,765
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,923,670,316) †	101.0	2,055,415,811
Other Assets and Liabilities, Net	(1.0)	(20,637,728)
Net Assets	100.0	2,034,778,083

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of February 29, 2016.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of February 29, 2016.
†	The cost for federal income tax purposes was $1,922,826,658. At February 29, 2016, net unrealized appreciation for all securities based on tax cost was $132,589,153. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $133,519,222 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $930,069.
(a)	When-issued security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SIFMA: Securities Industry and Financial Markets Association

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (b)	$—	$2,055,415,811	$—	$2,055,415,811
Total	$—	$2,055,415,811	$—	$2,055,415,811

There have been no transfers between fair value measurement levels during the period ended February 29, 2016.

(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Intermediate Tax/AMT Free Fund, a series of Deutsche Tax Free Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 22, 2016